Note 6 - Blanket Mine Indigenization Transaction - Shareholder Percentages and Facilitation Loan Balances (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 20, 2012	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Shareholding		51.00%	51.00%
NCI Recognized			16.20%
NCI subject to facilitation loans			24.80%
Faciliation loans			$ 30,974	$ 30,986
NIEEF [member]
Statement Line Items [Line Items]
Shareholding		16.00%	16.00%
NCI Recognized			3.20%
NCI subject to facilitation loans			12.80%
Faciliation loans			$ 11,877	11,876
Fremiro [member]
Statement Line Items [Line Items]
Shareholding		15.00%	15.00%
NCI Recognized			3.00%
NCI subject to facilitation loans			12.00%
Faciliation loans			$ 11,458	11,466
Community Trust [member]
Statement Line Items [Line Items]
Shareholding		10.00%	10.00%
NCI Recognized			10.00%
NCI subject to facilitation loans
Faciliation loans
BETS [member]
Statement Line Items [Line Items]
Shareholding			10.00%
NCI Recognized	[1]
NCI subject to facilitation loans	[1]
Faciliation loans			$ 7,639	$ 7,644

[1]	The shares held by BETS are effectively treated as treasury shares (see above). The BETS facilitation loan earnings are accounted for under IAS19 Employee Benefits as an employee charge under Production cost.